UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Herald Investment Management Limited
         ---------------------
Address: 10-11 Chartetrhouse Square
         ---------------------
London, EC1M 6EE, United Kingdom
         ---------------------

Form 13F File Number:
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Miller
         ---------------------
Title:   Chief Finance Officer
         ---------------------
Phone:   0207 553 6308
         ---------------------

Signature, Place, and Date of Signing:

/s/ Andrew Miller             London,UK                   05-12-2011
------------------                  ---------------                   ----------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28- _______________                         ______________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:        80
                                        ----------
Form 13F Information Table Value Total:    $213,071 (x$1000)
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

____     28-________________                _________________________

                           FORM 13F INFORMATION TABLE
                           --------------------------



NAME OF ISSUER                         TITLE OF     CUSIP     VALUE    SHARES/   SH/   PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
--------------                         --------   ------- ---------- ---------  ----- ----- ---------- --------- ------ -----------
                                       CLASS               (x$1000)    PRN AMT   PRN   CALL DISCRETION  MANAGERS   SOLE SHARED NONE
                                       --------   ------- ---------- ---------  ----- ----- ---------- --------- ------ -----------
Abovenet Inc                           COM       00374N107      7135     110000  SH               SOLE             1E+05
Accenture Plc Ireland Shs Class A      COM       G1151C101       665      12100  SH               SOLE             12100
Actuate Corp                           COM       00508B102      7509    1444100  SH               SOLE             1E+06
Acxiom Corp                            COM       005125109       689      48000  SH               SOLE             48000
Advent Software Inc                    COM       007974108     13771     480000  SH               SOLE             5E+05
Alliance Fiber Optic Prods I  New      COM       018680306      2103     188474  SH               SOLE             2E+05
Amdocs Ltd Ord                         COM       G02602103       765      26500  SH               SOLE             26500
Anadigics Inc                          COM       032515108      3844     860000  SH               SOLE             9E+05
Apple Inc                              COM       037833100       906       2600  SH               SOLE              2600
Atmi Inc                               COM       00207R101     11334     600000  SH               SOLE             6E+05
Aviat Networks Inc                     COM       05366Y102      1318     255000  SH               SOLE             3E+05
Brocade Munications Sys I  New         COM       111621306       486      79000  SH               SOLE             79000
Cadence Design System Inc              COM       127387108       488      50000  SH               SOLE             50000
Cavium Networks Inc                    COM       14965A101      2247      50000  SH               SOLE             50000
Ceva Inc                               COM       157210105     10133     379082  SH               SOLE             4E+05
Checkpoint Sys Inc                     COM       162825103       602      11800  SH               SOLE             11800
Cisco Sys Inc                          COM       17275R102       309      18000  SH               SOLE             18000
Corning Inc                            COM       219350105       776      37600  SH               SOLE             37600
Descartes Sys Group Inc                COM       249906108      3663     550000  SH               SOLE             6E+05
Epiq Sys Inc                           COM       26882D109      4308     300000  SH               SOLE             3E+05
Extreme Networks Inc                   COM       30226D106      4305    1230000  SH               SOLE             1E+06
F5 Networks Inc                        COM       315616102       462       4500  SH               SOLE              4500
Falconstor Software Inc                COM       306137100      1365     300000  SH               SOLE             3E+05
Finisar Corp  New                      COM       31787A507      2384      96930  SH               SOLE             96930
Flir Sys Inc                           COM       302445101       761      22000  SH               SOLE             22000
Fundtech Ltd Ord                       COM       M47095100      3852     222000  SH               SOLE             2E+05
Google Inc Cl A                        COM       38259P508       792       1350  SH               SOLE              1350
Hewlett Packard Co                     COM       428236103       582      14200  SH               SOLE             14200
Intel Corp                             COM       458140100       767      38000  SH               SOLE             38000
Jabil Circuit Inc                      COM       466313103       409      20000  SH               SOLE             20000
Keynote Sys Inc                        COM       493308100      5009     270000  SH               SOLE             3E+05
Keyw Hldg Corp                         COM       493723100      1228     100000  SH               SOLE             1E+05
Lantronix Inc  New                     COM       516548203       632     166666  SH               SOLE             2E+05
Marchex Inc Cl B                       COM       56624R108        17       2100  SH               SOLE              2100
Mellanox Technologies Ltd Shs          COM       M51363113      6974     276400  SH               SOLE             3E+05
Mentor Graphics Corp                   COM       587200106      3658     250000  SH               SOLE             3E+05
Microchip Technology Inc               COM       595017104      1064      28000  SH               SOLE             28000
Micros Sys Inc                         COM       594901100      4943     100000  SH               SOLE             1E+05
Microsoft Corp                         COM       594918104       533      21000  SH               SOLE             21000
Mindspeed Technologies Inc  New        COM       602682205      7216     853000  SH               SOLE             9E+05
Mips Technologies Inc                  COM       604567107      4196     400000  SH               SOLE             4E+05
Monotype Imaging Holdings In           COM       61022P100       148      10200  SH               SOLE             10200
Netscout Sys Inc                       COM       64115T104      8196     300000  SH               SOLE             3E+05
Nice Sys Ltd Sponsored                 ADR       653656108       665      18000  SH               SOLE             18000
Ocz Technology Group Inc               COM       67086E303      8100    1000000  SH               SOLE             1E+06
Oracle Corp                            COM       68389X105       859      25700  SH               SOLE             25700
Parametric Technology Corp  New        COM       699173209       540      24000  SH               SOLE             24000
Pegasystems Inc                        COM       705573103      7689     202500  SH               SOLE             2E+05
Plx Technology Inc                     COM       693417107      1825     500000  SH               SOLE             5E+05
Pmc-Sierra Inc                         COM       69344F106       455      60600  SH               SOLE             60600
Power Integrations Inc                 COM       739276103      1342      35000  SH               SOLE             35000
Qualm Inc                              COM       747525103       620      11300  SH               SOLE             11300
Radisys Corp                           COM       750459109       914     105500  SH               SOLE             1E+05
Radware Ltd Ord                        COM       M81873107      8598     242600  SH               SOLE             2E+05
Research In Motion Ltd                 COM       760975102       780      13800  SH               SOLE             13800
Retalix Ltd Ord                        COM       M8215W109      1652     113700  SH               SOLE             1E+05
Rf Monolithics Inc                     COM       74955F106       250     200000  SH               SOLE             2E+05
Saic Inc                               COM       78390X101       278      16450  SH               SOLE             16450
Sap Ag Spon                            ADR       803054204       884      14400  SH               SOLE             14400
Shoretel Inc                           COM       825211105       335      40700  SH               SOLE             40700
Silicon Image Inc                      COM       82705T102       627      70000  SH               SOLE             70000
Silicon Motion Technology Co Sponsored ADR       82706C108      8080    1000000  SH               SOLE             1E+06
Sonosite Inc                           COM       83568G104      1333      40000  SH               SOLE             40000
Spansion Inc  Cl A New                 COM       84649R200       187      10000  SH               SOLE             10000
Sps M Inc                              COM       78463M107       776      50000  SH               SOLE             50000
Stec Inc                               COM       784774101      2009     100000  SH               SOLE             1E+05
Supertex Inc                           COM       868532102      2896     130000  SH               SOLE             1E+05
Support  Inc                           COM       86858W101      5434    1047100  SH               SOLE             1E+06
Symantec Corp                          COM       871503108       556      30000  SH               SOLE             30000
Telvent Git Sa Shs                     COM       E90215109       582      20000  SH               SOLE             20000
Tessera Technologies Inc               COM       88164L100       183      10000  SH               SOLE             10000
Thq Inc  New                           COM       872443403       205      45000  SH               SOLE             45000
Trident Microsystems Inc               COM       895919108       460     400000  SH               SOLE             4E+05
Trunkbow Intl Hldgs Ltd  Added         COM       89818A102       204      50000  SH               SOLE             50000
Vasco Data Sec Intl Inc                COM       92230Y104      2746     200000  SH               SOLE             2E+05
Viasat Inc                             COM       92552V100      3984     100000  SH               SOLE             1E+05
Volterra Semiconductor Corp            COM       928708106       219       8800  SH               SOLE              8800
Web  Group Inc                         COM       94733A104      3644     250000  SH               SOLE             3E+05
Websense Inc                           COM       947684106     10222     445000  SH               SOLE             4E+05
Xilinx Inc                             COM       983919101       394      12000  SH               SOLE             12000